Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Costs of services and general and administrative costs
3. Costs of services and general and administrative costs

	2024	2023	2022
	£m	£m	£m
Costs of services	12,290	12,326	11,890
General and administrative costs	1,126	1,988	1,181
	13,416	14,314	13,071
Costs of services and general and administrative costs include:

	2024	2023	2022
	£m	£m	£m
Staff costs (note 5)	7,761	8,137	8,166
Establishment costs	472	516	536
Media pass-through costs	2,523	2,174	1,906
Other costs of services and general and administrative costs[1]	2,660	3,487	2,463
	13,416	14,314	13,071
Note
[1]Other costs of services and general and administrative costs include £859 million (2023: £811 million, 2022: £724 million) of other pass-through costs.
Other costs of services and general and administrative costs include the following significant items:

	2024	2023	2022
	£m	£m	£m
Goodwill impairment (note 11)	237	63	38
Amortisation and impairment of acquired intangible assets	93	728	62
Other impairment charges	26	18	77
Restructuring and transformation costs	251	196	219
Property-related restructuring costs	26	232	18
(Gains)/losses on disposal of investments and subsidiaries	(322)	(7)	36
Legal provision charges/(gains)	68	(11)	—
Amortisation and impairment of acquired intangible assets of £93 million (2023: £728 million, 2022: £62 million) includes accelerated amortisation charges of £20 million (2023: £650 million, 2022: £1 million) in relation to certain brands that no longer have an indefinite useful life due to the creation of Burson. The 2023 charge of £728 million includes £650 million of accelerated amortisation charges, predominately due to the creation of VML in the fourth quarter of 2023.
Other impairment charges of £26 million (2023: £18 million, 2022: £77 million) primarily relate to the impairment of associates. The 2022 charge of £77 million included a £29 million impairment of capitalised configuration and customisation costs related to software development projects.
Restructuring and transformation costs of £251 million (2023: £196 million, 2022: £219 million) include £90 million (2023: £113 million, 2022: £134 million) in relation to the Group’s IT transformation programme. These IT costs include costs of £56 million (2023: £52 million, 2022: £97 million) in relation to the rollout of new ERP systems in order to drive efficiency and collaboration throughout the Group; and £29 million (2023: £38 million, 2022: nil) related to an IT-transition programme to move to a multi-vendor environment.

Restructuring and transformation costs also include £144 million (2023: £73 million, 2022: £70 million) of costs related to the continuing transformation plan, including the creation of VML and Burson, and simplification of GroupM. The prior year costs includes restructuring actions at under-performing businesses, aimed to reduce ongoing costs and simplify operational structures. Also included within restructuring and transformation costs is £17 million (2023: £10 million, 2022: £15 million) of ongoing property costs, related to property impairments the Group recognised in prior years in response to the COVID-19 pandemic.

Property-related restructuring costs of £26 million (2023: £232 million, 2022: £18 million) includes £23 million (2023: nil, 2022:nil) of on-going property costs related to property impairments recognised in the prior year as part of the Group’s property requirements review. The impairment charges included within property-related costs include £1 million (2023: £129 million, 2022: £18 million) in relation to right-of-use assets and £2 million (2023: £56 million, 2022: nil) of related property, plant and equipment.

Gains on disposal of investment and subsidiaries of £322 million (2023:£7 million, 2022: loss of £36 million) predominately represents the gain on disposal of FGS Global of £275 million (refer to note 28).

Legal provision charges of £68 million (2023:£11 million gain, 2022: nil) have been recognised, with the provision at 31 December 2024 representing management's best estimate of its obligation in relation to certain on-going legal proceedings and claims.

Auditors’ remuneration:

	2024	2023	2022
	£m	£m	£m
Fees payable to the Company’s auditors for the audit of the Company and Group’s annual accounts	18	10	8
Fees payable for the audit of the Company’s subsidiaries	26	30	29
Fees payable to the auditors pursuant to legislation[1]	44	40	37
Audit-related assurance services[1,2]	1	1	—
Other assurance services - PwC	—	—	—
Other assurance services - Deloitte	1	1	1
Tax compliance services	—	—	—
Total other fees	2	2	1
Total fees	46	42	38
Notes
[1]Includes fees in respect of the audit of internal control over financial reporting. With effect from 2024, following a competitive tender process, PricewaterhouseCoopers LLP (PwC) was appointed as auditor of the Company, replacing Deloitte LLP (Deloitte). Fees payable for the audit of the Company and Group's annual accounts, the audit of the Company's subsidiaries, and audit-related services during the year ended 31 December 2024 relate to PwC and for the years ended 31 December 2023 and 31 December 2022 to Deloitte.
[2]Audit-related assurance services are predominantly in respect of the review of the interim financial information.